SHARE-BASED COMPENSATION - Restricted stock units activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of RSUs
Granted	51,390
Restricted Stock Units (RSUs)
Number of RSUs
Unvested, beginning balance	4,912,467
Granted	1,455,913
Vested	(1,644,216)
Forfeited	(421,612)
Unvested, ending balance	4,302,552	4,912,467
Weighted-average grant date fair value
Unvested, beginning balance (in dollars per share)	$ 4.99
Weighted average grant date fair value, granted	5.99
Weighted average grant date fair value, vested	5.47
Weighted average grant date fair value, forfeited	3.73
Unvested, ending balance (in dollars per share)	$ 5.08	$ 4.99
Weighted-average remaining contractual terms (Years)
Weighted average remaining contractual life	6 years 7 months 6 days	2 years 3 months 18 days
Aggregate intrinsic value, unvested	$ 36,400	$ 23,285